Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include Soligenix, Inc., and its wholly and majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated as a result of consolidation.

Principles of Consolidation

The consolidated financial statements include Soligenix, Inc., and its wholly and majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated as a result of consolidation.

Operating Segments

Operating Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker (“CODM”), which is the Company’s Chief Executive Officer, in deciding how to allocate resources to an individual segment and in assessing the performance of the segment. The Company divides its operations into two operating segments: Specialized BioTherapeutics and Public Health Solutions.

Operating Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision-making group, in deciding how to allocate resources to an individual segment and in assessing the performance of the segment. The Company divides its operations into two operating segments: Specialized BioTherapeutics and Public Health Solutions.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Office furniture and equipment and right of use assets with finite lives are evaluated and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Company did not record any impairment of long-lived assets for the three and six months ended June 30, 2025 and 2024.

Impairment of Long-Lived Assets

Office furniture and equipment, right of use assets and website development costs with finite lives are evaluated and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company recognizes impairment of long-lived assets in the event the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to such assets. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets, a loss is recognized for the difference between the fair value and the carrying value of the related asset or group of assets. Such analyses necessarily involve significant judgment.

The Company did not record any impairment of long-lived assets for the years ended December 31, 2024 and 2023.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair Value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Disclosures about the fair value of financial instruments are based on pertinent information available to the Company on June 30, 2025. Accordingly, the estimates presented in these financial statements are not necessarily indicative of the amounts that could be realized on disposition of the financial instruments.

Fair Value valuation techniques include a three level hierarchy based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.
●	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models consider various assumptions, including volatility factors, current market prices and contractual prices for the underlying financial instruments. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.
●	Level 3 — Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The carrying amounts reported in the condensed consolidated balance sheet for cash and cash equivalents, contracts and grants receivable, accounts payable, accrued expenses, and accrued compensation approximate their fair value based on the short-term maturity of these instruments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Disclosures regarding the fair value of all financial instruments are required for financial statement purposes, regardless of whether they are recognized in the financial statements. Fair value disclosures are based on information available to the Company as of December 31, 2024 and 2023. Accordingly, the estimates presented in these financial statements may not necessarily reflect the amounts that could be realized upon the disposition of these financial instruments.

Fair Value valuation techniques include a three-level hierarchy based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.
●	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models consider various assumptions, including volatility factors, current market prices and contractual prices for the underlying financial instruments. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.
●	Level 3 — Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, contracts and grants receivable, research and development incentives receivable, accounts payable, accrued expenses, and accrued compensation approximate their fair value based on the short-term maturity of these instruments.

Deferred Issuance Costs

Deferred Issuance Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred issuance costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity as a reduction of additional paid-in capital generated as a result of the issuance.

Deferred Issuance Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred issuance costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity as a reduction of additional paid-in capital generated as a result of the issuance.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to expense when incurred in accordance with applicable accounting guidance. Research and development includes costs such as clinical trial expenses, contracted research and license agreement fees with no alternative future use, supplies and materials, salaries, share-based compensation, employee benefits, equipment depreciation and allocation of various corporate costs.

Research and Development Costs

Research and development costs are charged to expense when incurred in accordance with applicable accounting guidance. Research and development includes costs such as clinical trial expenses, contracted research and license agreement fees with no alternative future use, supplies and materials, salaries, share-based compensation, employee benefits, equipment depreciation and allocation of various corporate costs.

Share-Based Compensation

Share-Based Compensation

Stock options are issued with an exercise price equal to the market price on the date of grant. Stock options issued to directors upon re-election vest quarterly for a period of one year (new director issuances are fully vested upon issuance). Stock options issued to employees generally vest 25% on the grant date, then 25% each subsequent year for a period of three years. These options have a ten-year life for as long as the individuals remain employees or directors. In general, when an employee or director terminates their position, the options will expire within three months, unless otherwise extended by the Board.

From time to time, the Company issues restricted shares of common stock to vendors and consultants as compensation for services performed under the Company’s 2025 Equity Incentive Plan (the “2025 Plan”) and 2015 Equity Incentive Plan (the “2015 Plan”). The 2025 Plan and 2015 Plan provide for the grant of stock options, restricted stock, deferred stock and unrestricted stock to the Company’s employees and non-employees (including consultants). The shares issued under the 2025 Plan and the 2015 Plan are registered on Form S-8. Stock compensation expense for equity-classified awards to non-employees is measured on the date of grant and is recognized when the services are performed.

The fair value of options issued during the six months ended June 30, 2025 and 2024 was estimated using the Black-Scholes option-pricing model and the following assumptions:

●	a dividend yield of 0%;
●	an expected life of 6 years;
●	volatility of 116% for 2025 and 108% for 2024; and
●	risk free interest rates of 4.06% for 2025 and 4.76% for 2024.

The fair value of each option grant made during the six months ended June 30, 2025 and 2024 was estimated on the date of each grant and recognized as share-based compensation expense ratably over the option vesting periods, which approximates the requisite service period.

Share-Based Compensation

Stock options are issued with an exercise price equal to the market price on the date of grant. Stock options issued to directors upon re-election vest quarterly for a period of one year (new director issuances are fully vested upon issuance). Stock options issued to employees generally vest 25% on the grant date, then 25% each subsequent year for a period of three years. These options have a ten year life for as long as the individuals remain employees or directors. In general, when an employee or director terminates their position, the options will expire within three months, unless otherwise extended by the Board.

The fair value of options issued during the years ended December 31, 2024 and 2023 was estimated using the Black-Scholes option-pricing model and the following assumptions:

●	a dividend yield of 0%;
●	an expected life of four years;
●	volatility of 108% – 130% for 2024 and 94% – 110% for 2023; and
●	risk-free interest rates ranging from 4.16% to 4.76% in 2024 and ranging from 3.48% to 4.35% in 2023.

The fair value of each option grant made during 2024 and 2023 was estimated on the date of each grant and recognized as share-based compensation expense ratably over the option vesting periods, which approximates the service period. The expected term of options granted is derived using company history of options exercised. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term. The Company accounts for forfeitures as they are incurred.

From time to time, the Company issues restricted shares of common stock to vendors and consultants as compensation for services performed under the Company’s 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan provides for the grant of stock options, restricted stock, deferred stock and unrestricted stock to the Company’s employees and non-employees (including consultants). The shares issued under the 2015 Plan are registered on Form S-8 (SEC File No. 333-208515). However, as shares of common stock are not covered by a reoffer prospectus, the certificates reflecting such shares reflect a Securities Act of 1933, as amended restrictive legend. Stock compensation expense for equity-classified awards to non-employees is measured on the date of grant and is recognized when the services are performed.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

The Company’s UK Subsidiary’s functional currency, the British Pound, is translated into the U.S. Dollar for reporting purposes during consolidation, with related translation adjustments reported as a cumulative translation adjustment, which is a component of accumulated other comprehensive income. The Company recognizes foreign currency related transaction gains or losses as a component of net loss when incurred. Such transaction related foreign currency gains or losses were de minimus for the three and six months ended June 30, 2025 and 2024, respectively.

Foreign Currency Transactions and Translation

In 2018, the Company changed the status of a wholly-owned subsidiary in the UK from inactive to active and incurred expenditures in multiple currencies including the U.S. dollar, the British Pound and the Euro to fund its clinical trial operations in the UK and select countries in Europe. In accordance with FASB ASC 830 Foreign Currency Matters, the UK subsidiary expresses its U.S. dollar and Euro denominated transactions in its functional currency, the British Pound, with related transaction gains or losses included in net loss. On a quarterly basis, the financial statements of the UK subsidiary are translated into U.S. dollars and consolidated into the Company’s financials, with related translation adjustments reported as a cumulative translation adjustment (“CTA”), which is a component of accumulated other comprehensive loss. In 2024 and 2023, the Company recognized foreign currency transaction gains of $1,591 and $1,483, respectively, in the accompanying consolidated statements of operations.

Loss Per Share

Loss Per Share

Basic earnings per share (“EPS”) is computed by dividing loss applicable to common stockholders by the weighted-average number of common shares outstanding for the period.

The following table summarizes outstanding instruments which were not included in the computation of diluted EPS as to do so would have been antidilutive:

	As of June 30,
	2025	2024
Common stock purchase warrants	1,467,581	1,150,834
Stock options	300,467	56,699
Convertible debt	—	100,947
Total	1,768,048	1,308,480

Loss Per Share

Basic earnings per share (“EPS”) is computed by dividing loss applicable to common stockholders by the weighted-average number of common shares outstanding for the period. Included within the Company’s weighted average common shares outstanding (basic and diluted) for the year ended December 31, 2024, are common shares issuable upon the exercise of the pre-funded warrants as these pre-funded warrants are exercisable at any time for nominal consideration.

The following table summarizes outstanding instruments which were not included in the computation of diluted EPS as to do so would have been antidilutive:

	December 31,	December 31,
	2024	2023
Common stock purchase warrants	1,467,581	408,640
Stock options	229,919	56,609
Convertible debt	360,335	273,973
Total	2,057,835	739,222

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements requires management to make estimates and assumptions such as the fair value of warrants and stock options and to accrue for clinical trials in process that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions such as the fair value of warrants and stock options and to accrue for clinical trials in process that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Correction of an Estimate

Correction of an Estimate

During the three months ended June 30, 2025, the Company identified an error in amounts previously reported in its Quarterly Report on Form 10-Q for the three-month period ended March 31, 2025, regarding an estimate for the accrual of certain research and development costs and the related expense. During the three months ended June 30, 2025, upon further discussion with the Company’s third-party manufacturer in connection with its accounting policies and procedures in place, the Company determined that during the three months ended March 31, 2025, the Company’s estimate and related accrual with respect to certain costs of product development had been recognized in advance of the point in time at which the Company received the benefit from and incurred the related obligation. Such costs totaled approximately $285,000 as of March 31, 2025.

The following table summarizes the impact of the correction on the Company’s condensed consolidated balance sheet as of March 31, 2025 and the condensed consolidated statement of operations for the three months ended March 31, 2025. The accompanying results of operations for the three and six-month periods ended June 30, 2025, appropriately reflect the accrual, timing and recognition of costs related to product development.

	Impact of correction of error
	As previously reported	Adjustments	As restated
As of March 31, 2025: (unaudited)
Accrued expenses	$3,404,332	$(285,495)	$3,118,837
Total liabilities	$4,133,682	$(285,495)	$3,848,187
Total liabilities and shareholder’s equity	$7,746,120	$—	$7,746,120
For the three months ended March 31, 2025: (unaudited)
Research and development expenses	$2,227,175	$(285,495)	$1,941,680
Total operating expenses	$3,312,003	$(285,495)	$3,026,508
Loss from operations	$(3,312,003)	$285,495	$(3,026,508)
Net loss applicable to common stockholders	$(3,236,763)	$285,495	$(2,951,268)
Basic and diluted net loss per share	$(1.06)	$0.09	$(0.97)